Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Jun. 30, 2021
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	The shorter of remaining lease terms or the estimated useful lives
Automobiles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Equipment and office furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	1 year
Maximum [Member] | Equipment and office furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years